Condensed Balance Sheets - USD ($)	Jan. 31, 2018	Jan. 31, 2017
ASSETS
Cash and cash equivalents	$ 314,835	$ 13,695,168
U.S. Government securities, current, at amortized cost (which approximates market)	23,797,451	456,058
Accrued income receivable	1,956,091	45,045
Prepaid expenses	54,640	53,608
Current assets	26,123,017	14,249,879
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	26,123,020	14,249,882
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
Distribution payable	15,481,612	1,836,801
Accrued expenses	133,994	108,193
Deferred royalty revenue		2,099,415
Total liabilities	15,615,606	4,044,409
Unallocated reserve	10,507,411	10,205,470
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 26,123,020	$ 14,249,882